Derivatives and hedge accounting - Maturity analysis (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair-value hedges | Not later than one month
Derivatives used as fair-value hedge
Cash inflows (assets)	kr 109	kr 261
Cash outflows (liabilities)	(978)	(99)
Net cash inflows	(869)	162
Fair-value hedges | Later than one month and not later than three months
Derivatives used as fair-value hedge
Cash inflows (assets)	567	518
Cash outflows (liabilities)	(1,517)	(1,064)
Net cash inflows	(950)	(546)
Fair-value hedges | Later than three months and not later than one year
Derivatives used as fair-value hedge
Cash inflows (assets)	1,214	1,138
Cash outflows (liabilities)	(1,492)	(1,095)
Net cash inflows	(278)	43
Fair-value hedges | Between 1 and 5 years
Derivatives used as fair-value hedge
Cash inflows (assets)	2,344	2,311
Cash outflows (liabilities)	(3,106)	(4,721)
Net cash inflows	(762)	(2,410)
Fair-value hedges | More than 5 years
Derivatives used as fair-value hedge
Cash inflows (assets)	2,122	1,858
Cash outflows (liabilities)	40	(343)
Net cash inflows	kr 2,162	kr 1,515
Interest rate-related contracts | Hedge of fixed rate assets | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	116	40
Interest rate-related contracts | Hedge of fixed rate assets | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	225	40
Interest rate-related contracts | Hedge of fixed rate assets | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	2,254	220
Interest rate-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	4,960	6,769
Interest rate-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	9,296	6,234
Interest rate-related contracts | Hedge of fixed rate liabilities | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument		10
Interest rate-related contracts | Hedge of fixed rate liabilities | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument		8,967
Interest rate-related contracts | Hedge of fixed rate liabilities | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	38,724	34,248
Interest rate-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	103,823	100,167
Interest rate-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	3,776	3,798
Currency-related contracts | Hedge of fixed rate assets | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	6	3
Currency-related contracts | Hedge of fixed rate assets | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	26	12
Currency-related contracts | Hedge of fixed rate assets | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	644	545
Currency-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	2,030	2,195
Currency-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	430	191
Currency-related contracts | Hedge of fixed rate liabilities | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	421	3,317
Currency-related contracts | Hedge of fixed rate liabilities | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	7,920	3,672
Currency-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	12,876	13,936
Currency-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	4,882	5,990